UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21465

CBRE Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Suite 600

Radnor, PA 19087

(Address of principal executive offices) (Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

CBRE Clarion Global Real Estate Income Fund

201 King of Prussia Road, Suite 600

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-877-711-4272

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2017

Shares		Market Value ($)

	Real Estate Securities*- 113.3%

	Common Stock - 90.4%

	Australia - 7.3%
6,448,626	Aventus Retail Property Fund Ltd.	$11,435,403
2,314,868	Dexus	17,255,425
12,859,732	Mirvac Group	23,106,983
3,688,725	Scentre Group	11,374,823
3,500,000	Stockland	11,808,979

		74,981,613

	Canada - 3.3%
648,700	H&R Real Estate Investment Trust	11,172,588
457,200	RioCan Real Estate Investment Trust	8,748,088
585,600	Smart Real Estate Investment Trust	13,784,883

		33,705,559

	France - 4.9%
72,903	Altarea	16,982,928
85,927	Gecina SA	13,937,166
503,212	Klepierre SA	19,756,527

		50,676,621

	Germany - 5.2%
262,460	ADO Properties SA	12,974,360
3,246,720	Aroundtown SA	23,221,536
398,559	Vonovia SE	16,962,344

		53,158,240

	Hong Kong - 6.8%
2,651,500	CK Asset Holdings Ltd.	21,946,750
8,877,000	Hang Lung Properties Ltd.	21,071,041
1,490,500	Link REIT	12,079,410
934,000	Sun Hung Kai Properties Ltd.	15,174,645

		70,271,846

	Ireland - 1.2%
6,662,164	Hibernia REIT PLC	12,050,290

	Japan - 6.6%
1,626,900	Mitsui Fudosan Co., Ltd.	35,265,278
2,320	Nippon Prologis REIT, Inc.	4,886,705
570,700	Nomura Real Estate Holdings, Inc.	12,157,763
10,382	Orix JREIT, Inc.	14,895,332
33,000	Sumitomo Realty & Development Co., Ltd.	998,223

		68,203,301

Shares		Market Value ($)

	Mexico - 1.2%
6,043,300	Prologis Property Mexico SA de CV	$11,987,261

	Netherlands - 0.7%
159,983	Eurocommercial Properties NV	6,842,789

	Singapore - 2.5%
4,714,100	CapitaLand Commercial Trust	5,745,304
4,600,000	CapitaLand Ltd.	12,127,103
8,487,600	Mapletree Logistics Trust	7,750,377

		25,622,784

	Spain - 2.0%
312,633	Axiare Patrimonio Socimi SA	6,390,289
258,072	Inmobiliaria Colonial Socimi SA	2,560,947
837,143	Merlin Properties Socimi SA	11,598,932

		20,550,168

	Sweden - 0.8%
520,773	Castellum AB	8,153,876

	United Kingdom - 6.4%
2,208,137	British Land Co. PLC (The)	17,834,530
47,626	Derwent London PLC	1,785,294
6,453,481	Segro PLC	46,408,548
17,642	UNITE Group PLC (The)	162,727

		66,191,099

	United States - 41.5%
60,100	AvalonBay Communities, Inc.	10,723,042
96,500	Boston Properties, Inc. (a)	11,857,920
448,207	Brixmor Property Group, Inc.	8,426,291
440,200	CubeSmart	11,427,592
18,600	Equinix, Inc. (a)	8,301,180
481,800	Equity Residential	31,765,074
1,508,969	GGP, Inc. (a)	31,341,286
944,076	Healthcare Trust of America, Inc., Class A	28,133,465
767,121	Hudson Pacific Properties, Inc.	25,721,567
298,448	Iron Mountain, Inc.	11,609,627
649,600	Kimco Realty Corp.	12,699,680
209,827	Liberty Property Trust	8,615,497
197,400	Macerich Co. (The) (a)	10,851,078
566,634	MGM Growth Properties LLC, Class A	17,118,013
357,600	Omega Healthcare Investors, Inc.	11,411,016

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2017.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

Shares		Market Value ($)

	United States (continued)
893,400	Park Hotels & Resorts, Inc.	$24,622,104
111,900	Prologis, Inc. (a)	7,101,174
109,600	QTS Realty Trust, Inc., Class A	5,738,656
146,015	Simon Property Group, Inc. (a)	23,509,875
159,713	SL Green Realty Corp. (a)	16,182,121
398,153	Starwood Waypoint Homes	14,480,825
271,000	Sun Communities, Inc.	23,219,280
172,376	Ventas, Inc.	11,226,849
3,002,300	VEREIT, Inc.	24,889,067
593,500	Weingarten Realty Investors	18,837,690
242,300	Welltower, Inc.	17,028,844

		426,838,813

	Total Common Stock (cost $946,398,888)	929,234,260

	Preferred Stock - 22.9%

	United States - 22.9%
525,265	American Homes 4 Rent, Series D	14,497,314
100,000	CBL & Associates Properties, Inc., Series D	2,444,000
369,474	DDR Corp., Series J	9,259,018
500,000	Digital Realty Trust, Inc., Series C (b)	14,115,000
245,403	Digital Realty Trust, Inc., Series J (b)	6,154,707
1,050,000	EPR Properties, Series F	26,764,500
282,200	Federal Realty Investment Trust, Series C (b)	6,942,120
741,000	GGP, Inc., Series A	19,028,880
150,000	iStar, Inc., Series F	3,774,000
765,000	iStar, Inc., Series I	19,201,500
400,000	LaSalle Hotel Properties, Series I	10,240,000
500,000	LaSalle Hotel Properties, Series J	12,800,000
500,000	Pebblebrook Hotel Trust, Series D	13,070,000
272,000	Pennsylvania Real Estate Investment Trust, Series B	6,868,000
341,100	Pennsylvania Real Estate Investment Trust, Series C	8,865,189
600,000	Public Storage, Series B	15,900,000
150,000	STAG Industrial, Inc., Series C	4,041,000
225,000	Summit Hotel Properties, Inc., Series D	5,738,625
600,000	Sunstone Hotel Investors, Inc., Series E	16,260,000
379,377	Sunstone Hotel Investors, Inc., Series F	9,871,390
120,000	Taubman Centers, Inc., Series K	3,008,400

Shares		Market Value ($)

	United States (continued)
280,000	Urstadt Biddle Properties, Inc., Series F	$7,103,600

	Total Preferred Stock (cost $213,117,859)	235,947,243

	Rights - 0.0% (c)

	Singapore - 0.0% (c)
782,540	CapitaLand Commercial Trust, expires 10/12/17 (b)
	(cost $–)	168,270

	Total Investments - 113.3% (cost $1,159,516,747)	1,165,349,773

	Liabilities in Excess of Other Assets - (13.3)%	(136,792,815)

	Net Assets - 100.0%	$1,028,556,958

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2017.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

Number of Contracts		Notional Amount	Market Value ($)

	Written Call Options - (0.0)% (c)

	United States - (0.0)% (c)

(500)	Boston Properties, Inc. Expires 11/17/2017 Strike Price $130.00	(50,000)	$ (25,000)
(100)	Equinix, Inc. Expires 10/20/2017 Strike Price $480.00	(10,000)	(5,250)
(5,000)	GGP, Inc. Expires 11/17/2017 Strike Price $23.00	(500,000)	(155,000)
(1,000)	Macerich Co. (The) Expires 11/17/2017 Strike Price $60.00	(100,000)	(57,500)
(500)	Prologis, Inc. Expires 11/17/2017 Strike Price $65.00	(50,000)	(37,500)
(750)	Simon Property Group, Inc. Expires 10/20/2017 Strike Price $170.00	(75,000)	(32,250)
(800)	SL Green Realty Corp. Expires 11/17/2017 Strike Price $105.00	(80,000)	(88,000)

	Total Written Call Options
	(Premiums Received $481,139)		$ (400,500)

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	A portion of the security has been pledged for open written option contracts. The aggregate market value of the collateral as of September 30, 2017 is $38,564,750.
(b)	Non-income producing security.
(c)	Rounds to less than 0.1%.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2017.

Notes to Portfolio of Investments (unaudited)

(A) Securities Valuation

U.S. generally accepted accounting principles (“U.S. GAAP”) provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

• Level 1	-	unadjusted quoted prices in active markets for identical investments
• Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	-	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Trust’s investments carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Real Estate Securities

Common Stock

Australia	$ 74,981,613	$ –	$ –	$ 74,981,613

Canada	33,705,559	–	–	33,705,559

France	50,676,621	–	–	50,676,621

Germany	53,158,240	–	–	53,158,240

Hong Kong	70,271,846	–	–	70,271,846

Ireland	12,050,290	–	–	12,050,290

Japan	68,203,301	–	–	68,203,301

Mexico	11,987,261	–	–	11,987,261

Netherlands	6,842,789	–	–	6,842,789

Singapore	25,622,784	–	–	25,622,784

Spain	20,550,168	–	–	20,550,168

Sweden	8,153,876	–	–	8,153,876

United Kingdom	66,191,099	–	–	66,191,099

United States	426,838,813	–	–	426,838,813

Total Common Stock	929,234,260	–	–	929,234,260

Preferred Stock

United States	213,395,108	22,552,135	–	235,947,243

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2017.

Notes to Portfolio of Investments (unaudited) (continued)

Rights

Singapore	–	168,270	–	168,270

Total Investments in Real Estate Securities	$ 1,142,629,368	$ 22,720,405	$ –	$1,165,349,773

Liabilities

Other Financial Instruments

Written Call Options	$ (312,750)	$ (87,750)	$ –	$ (400,500)

Total Liabilities	$ (312,750)	$ (87,750)	$ –	$ (400,500)

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.

The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. $14,730,062 was transferred out of Level 1 into Level 2 during the period ended September 30, 2017 due to the unavailability of significant observable pricing inputs. $29,861,250 was transferred out of level 2 into level 1 during the period ended September 30, 2017 due to the availability of significant observable pricing inputs. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

For the period ended September 30, 2017, there have been no significant changes to the Trust’s fair valuation methodology.

(B) Forward Foreign Currency Contracts

The Trust enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain Trust purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward foreign currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward foreign currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Trust.

The Trust’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Trust having a value at least equal to the aggregate amount of the Trust’s commitments under forward foreign currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Trust has in that particular currency contract. As of September 30, 2017, the Trust did not hold any forward foreign currency contracts.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2017.

Notes to Portfolio of Investments (unaudited) (concluded)

(C) Options

The Trust may purchase or sell (write) options on securities and securities indices which are listed on national securities exchange or in the over-the-counter (“OTC”) market as a means of achieving additional return or of hedging the value of the Trust’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. Written Options for the period ended September 30, 2017, are disclosed in the Fund Portfolio of Investments.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2017.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CBRE Clarion Global Real Estate Income Fund

By (Signature and Title)*	/s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer

Date	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer

Date	November 20, 2017

By (Signature and Title)*	/s/ Jonathan A. Blome
Jonathan A. Blome
Chief Financial Officer

Date	November 20, 2017

* Print the name and title of each signing officer under his or her signature.